SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling expenses and Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Selling expenses
Advertising expenses	$ 3,510	¥ 24,131	¥ 15,401	¥ 15,089
Retail store occupancy costs	$ 15,503	¥ 106,590	70,450	0
Minimum
Leases
Lessor finance lease term	P2Y	P2Y
Maximum
Leases
Lessor finance lease term	P10Y	P10Y
Selling expense
Selling expenses
Shipping and handling costs	$ 32,698	¥ 224,815	203,916	74,022
Other revenue
Leases
Interest income	$ 18,213	¥ 125,225	¥ 62,174	¥ 3,592